PREPAID EXPENSES (Details) - USD ($)	Aug. 31, 2016	May 31, 2016	May 31, 2015
Disclosure Text Block Supplement [Abstract]
Prepaid Expense, Current	$ 6,742	$ 6,742	$ 31,800